May 11, 1998

                THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS -
            DREYFUS BASIC CALIFORNIA MUNICIPAL MONEY MARKET FUND

              Supplement to Statement of Additional Information
                           Dated November 1, 1997


     The following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Management of the Trust - Trustees and Officers:"

     The Trust has a Board composed of twelve Trustees which supervises the Fund's investment activities and reviews contractual arrangements with companies that provide the Fund with services.


     The following information supplements and should be read in conjunction with the section of the Fund's Statement of Additional Information entitled "Management of the Trust - Trustees and Officers:"


O+ BENAREE PRATT WILEY. Trustee of the Trust; President and CEO of The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 51 years old.
Address: 334 Boylston Street, Suite 400, Boston, MA.
                                              May 11, 1998

                THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS -
             DREYFUS BASIC NEW YORK MUNICIPAL MONEY MARKET FUND

              Supplement to Statement of Additional Information
                           Dated November 1, 1997


     The following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Management of the Trust - Trustees and Officers:"

     The Trust has a Board composed of twelve Trustees which supervises the Fund's investment activities and reviews contractual arrangements with companies that provide the Fund with services.


     The following information supplements and should be read in conjunction with the section of the Fund's Statement of Additional Information entitled "Management of the Trust - Trustees and Officers:"


O+BENAREE PRATT WILEY. Trustee of the Trust; President and CEO of The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 51 years old.
Address: 334 Boylston Street, Suite 400, Boston, MA.


                                         May 11, 1998

                THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS -
           DREYFUS PREMIER LIMITED TERM CALIFORNIA MUNICIPAL FUND
          DREYFUS PREMIER LIMITED TERM MASSACHUSETTS MUNICIPAL FUND
                 DREYFUS PREMIER LIMITED TERM MUNICIPAL FUND
            DREYFUS PREMIER LIMITED TERM NEW YORK MUNICIPAL FUND

              Supplement to Statement of Additional Information
                           Dated November 1, 1997


     The following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Funds' Statement of Additional Information entitled "Management of the Funds - Trustees and Officers:"

     The Trust has a Board composed of twelve Trustees which supervises the Funds' investment activities and reviews contractual arrangements with companies that provide the Funds with services.


     The following information supplements and should be read in conjunction with the section of the Funds' Statement of Additional Information entitled "Management of the Funds - Trustees and Officers:"


O+BENAREE PRATT WILEY. Trustee of the Trust; President and CEO of The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 51 years old.
Address: 334 Boylston Street, Suite 400, Boston, MA.